INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2011
INTANGIBLE ASSETS, NET
7.	INTANGIBLE ASSETS, NET

	At December 31,
	2010	2011
	$	$

Customer relationships	8,073,439	8,073,439
Order backlog	44,852	44,852
Others	4,485	4,485
	8,122,776	8,122,776
Less: Accumulated amortization	(497,105)	(3,283,830)
Total	7,625,671	4,838,946

Intangible assets were acquired in 2010 through the business acquisition (see Note 3), and amortization expense was $497,105 and $2,786,725 for the year ended December, 2010 and 2011, respectively. The amortization expense will be $2,639,967 and $2,198,979 in 2012 and 2013, respectively.